FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit     Chicago, IL        11-7-03
--------------------   --------------   --------------
     (Signature)        (City/State)        (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None
                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              86

Form 13F Information Table Value Total:     $ 1,161,208
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE

                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                               September 30, 2003

                                                                Investment
                                                                Discretion     Voting Authority
                          Title                                 ----------     ----------------
                            of              Value    Shares/            Otr
        Security          Class   Cusip   (x 1,000)  Prn Amt  Sole Shrd Mgrs  Sole  Shrd    None
------------------------- ----- --------- ---------- -------- ---- ---- ----  ----- -----  ------
AFFILIATED COMPUTER SVCS.  com  008190100     5,071   104,146  X              4,100        100,046
AFLAC INCORPORATED         com  001055102     4,696   145,402  X              6,200        139,202
AIRGAS                     com  009363102    15,602   876,499  X             10,800        865,699
ALLIANCE DATA SYS.         com  018581108     1,555    58,885  X             14,000         44,885
ALLIANCE GAMING            com  01859P609    20,877 1,029,447  X             17,000      1,012,447
AMERICAN EXPRESS           com  025816109     5,233   116,141  X              1,050        115,091
AMERICAN INTL GRP.         com  026874107     5,052    87,561  X              4,071         83,490
AMGEN INC.                 com  031162100     2,937    45,523  X              3,500         42,023
APACHE CORP.               com  037411105     5,981    86,258  X              3,706         82,552
APTARGROUP                 com  038336103    23,329   635,842  X                           635,842
BAKER HUGHES INC.          com  057224107     3,818   129,021  X              4,760        124,261
BEST BUY CO.               com  086516101     3,379    71,117  X              3,250         67,867
CACI INTL INC.             com  127190304    20,089   468,813  X             10,000        458,813
CAREER EDUCATION CO.       com  141665109    19,326   426,524  X              7,000        419,524
CAREMARK RX INC.           com  141705103    48,457 2,144,123  X             30,000      2,114,123
CHOICEPOINT                com  170388102    14,710   439,094  X                           439,094
CHURCH & DWIGHT            com  171340102    18,454   527,395  X              8,700        518,695
CITIGROUP                  com  172967101     6,256   137,457  X              6,950        130,507
COGNIZANT TECH SOL         com  192446102    24,157   662,565  X              9,300        653,265
COST PLUS INC.             com  221485105    15,888   429,405  X              6,525        422,880
DANAHER CORP.              com  235851102     4,551    61,611  X              2,800         58,811
DELL INC.                  com  24702R101     5,953   178,115  X              7,300        170,815
DORAL FINACIAL             com  25811P100    51,030 1,085,748  X              5,250      1,080,498
EAST WEST BANCORP INC.     com  27579R104    13,086   306,095  X              4,125        301,970
EBAY INC.                  com  278642103     4,201    78,311  X              3,255         75,056
EVERGREEN RESOURCES        com  299900308    17,896   662,817  X             10,000        652,817
FEDEX CORP.                com  31428X106     4,770    74,030  X              3,135         70,895
FIRST DATA CORP.           com  319963104     4,152   103,908  X              4,800         99,108
FISHER SCIENTIFIC INTL.    com  338032204    23,007   579,664  X              8,900        570,764
FREDS INC.                 com  356108100     3,510   106,496  X              9,600         96,896
GENENTECH                  com  368710406     5,331    66,527  X              2,800         63,727
GENERAL DYNAMICS CORP.     com  369550108     4,035    51,688  X              2,600         49,088
GENERAL ELEC CO.           com  369604103     4,150   139,229  X              7,300        131,929
GENZYME                    com  372917104     4,135    89,295  X              3,700         85,595
GLOBAL PAYMENT INC.        com  37940X102    19,604   544,560  X              8,615        535,945
HCC INS HLDGS.             com  404132102    29,345 1,009,111  X             13,000        996,111
HOT TOPIC INC.             com  441339108    20,875   926,124  X             13,500        912,624
INTEGRATED CIRCUIT SYS.    com  45811K208    25,881   861,554  X             14,000        847,554
INTERACTIVE CORP.          com  45840Q101     4,091   123,305  X              5,500        117,805
INTL BUSINESS MACHINES     com  459200101     3,558    40,280  X              1,905         38,375
INTL GAME TECH             com  459902102     6,857   243,577  X             11,000        232,577
IPAYMENT INC.              com  46262E105       781    34,705  X             13,835         20,870
J M SMUCKER                com  832696405    19,562   463,991  X              7,200        456,791
JABIL CIRCUIT INC.         com  466313103     4,150   159,315  X              7,000        152,315
JOHNSON & JOHNSON          com  478160104     4,238    85,581  X              3,600         81,981
KNIGHT TRANSPORTATION      com  499064103    20,195   801,080  X              9,600        791,480
KRONOS INC.                com  501052104    10,029   189,555  X              5,100        184,455
KV PHARMACEUTICAL          com  482740206     3,635   161,547  X             13,477        148,070
L 3 COMMUNICATIONS         com  502424104    24,970   577,338  X                           577,338
LEGG MASON INC.            com  524901105    29,432   407,648  X              6,200        401,448
MEDTRONIC                  com  585055106     5,391   114,899  X              5,000        109,899
MERRILL LYNCH              com  590188108     4,141    77,365  X              4,600         72,765
MICROSOFT CORP.            com  594918104     6,714   241,509  X             10,850        230,659
NET.B@NK INC.              com  640933107    15,654 1,252,343  X             25,000      1,227,343
NEW YORK COM BANCORP       com  649445103    39,330 1,248,164  X             18,360      1,229,804
O'REILLY AUTOMOTIVE        com  686091109    23,587   640,951  X             10,000        630,951
OMNICARE INC.              com  681904108    31,439   871,864  X                           871,864
PERFORMANCE FOOD GRP.      com  713755106    28,242   693,406  X              8,800        684,606
PFIZER INC.                com  717081103     4,278   140,812  X              6,925        133,887
POPULAR INC.               com  733174106     4,943   124,200  X              5,800        118,400
PORTFOLIO RECOVERY ASSOC.  com  73640q105    13,572   533,913  X             10,000        523,913
PROCTER & GAMBLE           com  742718109     7,530    81,127  X              3,000         78,127
PROVINCE HEALTHCARE        com  743977100    10,410   803,896  X             12,000        791,896
REMINGTON OIL & GAS        com  759594302    17,921   987,405  X             12,500        974,905
REYNOLDS & REYNOLDS        com  761695105    30,053 1,090,854  X             14,000      1,076,854
ROSS STORES                com  778296103     5,659   121,980  X              4,400        117,580
SCANSOURCE                 com  806037107    10,019   274,430  X              6,800        267,630
SLM CORP.                  com  78442P106     4,341   111,420  X              5,100        106,320
SOVEREIGN BANCORP          com  845905108    19,324 1,041,714  X             16,500      1,025,214
SPARTECH CORP.             com  847220209    13,334   626,023  X             13,000        613,023
SRA INTL INC CL A          com  78464R105    20,241   540,760  X              9,500        531,260
STERICYCLE INC.            com  858912108    25,095   531,121  X              8,500        522,621
SYSCO CORP.                com  871829107     4,888   149,434  X              6,700        142,734
TARO PHARMACEUTICAL        com  M8737E108    34,048   606,701  X             10,000        596,701
TELEFLEX INC.              com  879369106     7,787   179,295  X                           179,295
UNITED NATURAL FOODS       com  911163103    24,365   734,093  X             11,500        722,593
UNIVISION COMMUN           com  914906102     4,810   150,638  X              6,900        143,738
UTI WORLDWIDE, INC.        com  G87210103    17,581   575,862  X              8,000        567,862
VARIAN INC.                com  922206107    19,623   625,538  X             10,000        615,538
VERINT SYSTEMS             com  92343x100     8,981   419,485  X             12,500        406,985
WAL MART STORES            com  931142103     6,095   109,125  X              4,600        104,525
WALGREEN CO.               com  931422109     4,657   152,002  X              6,900        145,102
WASTE CONNECTIONS          com  941053100    16,296   464,402  X              8,100        456,302
WOLVERINE WORLD WIDE INC.  com  978097103    19,724 1,016,697  X             12,500      1,004,197
XTO ENERGY INC.            com  98385X106     4,029   191,956  X              7,800        184,156
ZIMMER HOLDINGS            com  98956P102     5,229    94,900  X              4,000         90,900

REPORT SUMMARY               86           1,161,208
